SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computer Software and Website Development (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Software development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years		3 years
Internal software development costs incurred during the period	$ 0		$ 323	$ 114
Website development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years		3 years
Internal software development costs incurred during the period	$ 56		$ 241	114
Capitalized computer software, amortization expense	$ 26	$ 15	$ 56	$ 14